Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$471,914.15

Principal:
Principal Collections	$6,545,766.94
Prepayments in Full	$2,442,598.57
Liquidation Proceeds	$29,201.03
Recoveries	$(64.55)
Sub Total	$9,017,501.99
Collections	$9,489,416.14

Purchase Amounts:
Purchase Amounts Related to Principal	$482,408.97
Purchase Amounts Related to Interest	$2,416.58
Sub Total	$484,825.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,974,241.69

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$9,974,241.69
Servicing Fee	$103,456.38	$103,456.38	$0.00	$0.00	$9,870,785.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,870,785.31
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,870,785.31
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,870,785.31
Interest - Class A-4 Notes	$67,830.30	$67,830.30	$0.00	$0.00	$9,802,955.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,802,955.01
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$9,724,699.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,724,699.59
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$9,667,276.26
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,667,276.26
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$9,595,051.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,595,051.26
Regular Principal Payment	$8,539,818.83	$8,539,818.83	$0.00	$0.00	$1,055,232.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,055,232.43
Residuel Released to Depositor	$0.00	$1,055,232.43	$0.00	$0.00	$0.00
Total		$9,974,241.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,539,818.83
Total					$8,539,818.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$8,539,818.83	$59.06	$67,830.30	$0.47	$8,607,649.13	$59.53
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$8,539,818.83	$7.83	$275,734.05	$0.25	$8,815,552.88	$8.09

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$37,858,771.72	0.2618172	$29,318,952.89	0.2027590
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$112,708,771.72	0.1033788	$104,168,952.89	0.0955459

Pool Information
Weighted Average APR	4.524%	4.540%
Weighted Average Remaining Term	21.15	20.38
Number of Receivables Outstanding	15,149	14,608
Pool Balance	$124,147,655.22	$114,554,853.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$112,708,771.72	$104,168,952.89
Pool Factor	0.1034564	0.0954624

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$10,385,900.82
Targeted Overcollateralization Amount	$10,385,900.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,385,900.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	45

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		68	$92,826.00
(Recoveries)		104	$(64.55)
Net Losses for Current Collection Period			$92,890.55
Cumulative Net Losses Last Collection Period			$8,537,619.91
Cumulative Net Losses for all Collection Periods			$8,630,510.46

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.90%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.84%	449	$4,396,333.62
61-90 Days Delinquent	0.62%	68	$714,047.44
91-120 Days Delinquent	0.09%	10	$99,443.59
Over 120 Days Delinquent	0.78%	73	$888,554.40
Total Delinquent Receivables	5.32%	600	$6,098,379.05

Repossession Inventory:
Repossessed in the Current Collection Period		11	$108,911.91
Total Repossessed Inventory		15	$185,295.17

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2454%
Preceding Collection Period			0.2359%
Current Collection Period			0.9340%
Three Month Average			0.4718%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8300%
Preceding Collection Period			0.8977%
Current Collection Period			1.0337%
Three Month Average			0.9205%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer